Summary of Significant Accounting Policies (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 19, 2024	Jul. 13, 2023	Oct. 31, 2021	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023	Mar. 31, 2023	Jul. 26, 2022	Apr. 03, 2022	Aug. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Forward stock split, description				The 7:6 forward stock split was effective for trading purposes on the Nasdaq Capital Market on August 12, 2022.		The 7:6 forward stock split was effective for trading purposes on the Nasdaq Capital Market on August 12, 2022.
Cash and cash equivalents						$ 492,942
Working capital				$ 7,313,082		22,770
Loss from operations				(1,889,477)	$ (1,017,878)	(4,871,926)	$ (4,475,185)
Used cash flow from operations				(833,926)	$ (749,864)	(3,527,509)	(2,987,198)
Net proceeds			$ 5,836,230
Exercise warrants			$ 3,239,845
Credit line note								$ 2,000,000
Research and development		$ 5,000,000
Advance repaid						2,000,000
Debt amount						2,000,000
Accrued interest						1,026,720
Private placement	$ 8,400,000
Account receivable				$ 106,528		$ 106,528
Loan bears interest, percentage				10.00%		10.00%
Total inventory						$ 168,605	229,335
Work in process				$ 27,447			11,021
Finished goods				26,751		8,707
Raw materials				$ 114,307		$ 134,691	218,334
Estimated useful lives				10 years		10 years
Goodwill						$ 1,719,235					$ 5,810,640
Impairment goodwill						3,302,478
Goodwill amounted						$ 5,021,713	$ 5,021,713
Common stock equivalents outstanding (in Shares)				6,747,873	1,783,373	2,157,873	1,778,006
Cash and cash equivalents				$ 8,347,740		$ 492,942	$ 1,985,440
Loss from operations				(1,898,077)	$ (1,015,229)	(5,485,314)	(4,483,474)
Draw down on credit line		$ 5,000,000								$ 32,274
Proceeds from equity financing	8,400,000			8,400,000
Cash federally insured amount				7,879,000
Bad debt expenses				1,200	$ 0
Total inventory				168,505		168,605	229,335
Goodwill				5,021,713		5,021,713	5,021,713
4P Therapeutics LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill				$ 1,719,235
Pocono Coated Products LLC and Active Intelligence LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill											$ 5,810,640
Intelligence LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge						$ 0	327,326
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from equity financing	$ 7,120,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Authorized shares (in Shares)									250,000,000
Asset depreciated range				3 years		3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Authorized shares (in Shares)									291,666,666
Asset depreciated range				20 years		20 years
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Bad debt expense						$ 118,364	$ 0
Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Work in process						$ 7,466